Financial instruments and risk management - Schedule of movements in level 3 instruments measured on a recurring basis (Details) - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	£ (587)
At the end of the year	(529)	£ (587)
Zacapa financial liability
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(216)	(149)
Net (losses)/gains included in the income statement	(8)	(20)
Net gains/(losses) included in exchange in other comprehensive income	9	(26)
Net losses included in retained earnings	(16)	(34)
Acquisitions	0	0
Settlement of liabilities	13	13
At the end of the year	(218)	(216)
Contingent consideration payable
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	(371)	(429)
Net (losses)/gains included in the income statement	117	62
Net gains/(losses) included in exchange in other comprehensive income	11	(39)
Net losses included in retained earnings	0	0
Acquisitions	(76)	(70)
Settlement of liabilities	8	105
At the end of the year	£ (311)	£ (371)